Changes in Fair Value of Loans, Loans Commitments and Credit Derivatives (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Loans [Member]
Changes in Fair Value of Loans, Loans Commitments and Credit Derivatives [line items]
Notional value of loans and loan commitments exposed to credit risk	[1]	€ 2,865	€ 3,604
Annual change in the fair value reflected in the Statement of Income	[1]	7	9
Cumulative change in the fair value	[1],[2],[3]	10	9
Notional of credit derivatives used to mitigate credit risk	[1]	536	358
Annual change in the fair value reflected in the Statement of Income	[1]	0	(1)
Cumulative change in the fair value	[1],[2],[3]	1	(2)
Loan commitments [Member]
Changes in Fair Value of Loans, Loans Commitments and Credit Derivatives [line items]
Notional value of loans and loan commitments exposed to credit risk	[4]	1,973	3,357
Annual change in the fair value reflected in the Statement of Income	[4]	14	45
Cumulative change in the fair value	[3],[4]	30	37
Notional of credit derivatives used to mitigate credit risk	[4]	4,728	4,997
Annual change in the fair value reflected in the Statement of Income	[4]	(42)	(3)
Cumulative change in the fair value	[3],[4]	€ (46)	€ (6)

[1]	Where the loans are over-collateralized there is no material movement in valuation during the year or cumulatively due to movements in counterparty credit risk.
[2]	3 Changes are attributable to loans and loan commitments held at reporting date, which may differ from those held in prior periods. No adjustments are made to prior year to reflect differences in the underlying population.
[3]	Changes are attributable to loans and loan commitments held at reporting date, which may differ from those held in prior periods. No adjustments are made to prior year to reflect differences in the underlying population.
[4]	Determined using valuation models that exclude the fair value impact associated with market risk.